Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to third-parties	30,142	22,627	3,100
Income tax payables	11,121	15,178	2,079
Other tax payables	17,206	1,256	172
Salary and welfare payables	17,210	7,685	1,053
Deposits received from ride-hailing drivers	3,781	2,342	321
Purchase consideration payable	15,784	15,725	2,154
Others	12,888	9,456	1,296
Total	108,132	74,269	10,175